FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Genesis Unicorn Capital Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE MEASUREMENT

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$58,105,401	$58,105,401	$—	$—

December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$88,824,794	$88,824,794	$—	$—